Financial risk management - Schedule of Warrant Liabilities Increase or Decrease Share Price Other variables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Financial Risk Management [Line Items]
Percentage of increase and decrease in share price	10.00%	10.00%
Warrant liability	$ 5,724	$ 4,647	$ 5,426
Derivative financial liabilities	10,262	0
Ten percent of increase in share price, warrant liabilities	(767)	(598)
Ten percent of decrease in share rice, warrant liabilities	751	587
Ten percent of increase in share rice, derivative financial liabilities	873	0
Ten percent of decrease in share rice, derivative financial liabilities	$ (925)	$ 0
AUD | Interest rate risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%